Schedule of investment in associates (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Unquoted shares - at cost beginning	$ 1,493,850	$ 895	$ 895	$ 221
Addition during the financial year			1,492,955	674
Unquoted shares - at cost end			1,493,850	895
Accumulated impairment loss beginning	(257)	(257)	(257)	(7)
Addition during the financial year				(250)
Accumulated impairment loss end			(257)	(257)
Unquoted shares - at cost, net			1,493,593	638
Share of post-acquisition reserve beginning	13,911	10,490	10,490	8,855
Share of profit/(loss) during the financial period			3,421	1,635
Share of post-acquisition reserve beginning			13,911	10,490
Share of post-acquisition reserve, net			1,507,504	11,128
Exchange differences			(860)	(414)
Investment in associates			1,506,644	10,714
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Unquoted shares - at cost beginning	1,721,098
Unquoted shares - at cost end	1,493,850		1,721,098
Accumulated impairment loss beginning	(270)
Accumulated impairment loss end	(257)		(270)
Unquoted shares - at cost, net	1,720,828
Share of post-acquisition reserve beginning	7,327
Share of profit/(loss) during the financial period	33,456
Share of post-acquisition reserve beginning	40,783		7,327
Share of post-acquisition reserve, net	1,761,611
Exchange differences	959
Investment in associates	$ 1,762,570
Alps Life Science Inc [Member] | Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Unquoted shares - at cost beginning		7,591	7,591
Unquoted shares - at cost end		895		7,591
Accumulated impairment loss beginning
Accumulated impairment loss end		(257)
Unquoted shares - at cost, net		7,591
Share of post-acquisition reserve beginning		3,290	$ 3,290
Share of profit/(loss) during the financial period		(3,068)
Share of post-acquisition reserve beginning		222		$ 3,290
Share of post-acquisition reserve, net		7,813
Exchange differences		(787)
Investment in associates		$ 7,026